As filed with the U.S. Securities and Exchange Commission on February 19, 2026

File No. 333-271700

File No. 811-23872

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 127	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 129	☒

Themes ETF Trust

(Exact Name of Registrant as Specified in Charter)

34 East Putnam Avenue, Suite 112

Greenwich, CT 06830

(Address of Principal Executive Offices, Zip Code)

(646) 206-1788

(Registrant’s Telephone Number, including Area Code)

Jose C. Gonzalez

34 East Putnam Avenue, Suite 112

Greenwich, CT 06830

(Name and Address of Agent for Service)

Copy to:

Karen Aspinall, Esq.

Practus, LLP

11300 Tomahawk Creek Parkway, Suite 310

Leawood, Kansas 66211

Karen.Aspinall@Practus.com

It is proposed that this filing will become effective

☐	immediately upon filing pursuant to paragraph (b)
☒	On February 27, 2026, pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on _____________ pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box

☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

The sole purpose of this filing is to delay the effectiveness of Post-Effective Amendment No. 62 (the “Amendment”) to the Registrant’s Registration Statement (filed on October 7, 2025) with respect to 12 of its proposed series (Leverage Shares 3X Long RKLB Daily ETF, Leverage Shares 3X Long ORCL Daily ETF, Leverage Shares 3X Long BMNR Daily ETF, Leverage Shares 3X Long OPEN Daily ETF, Leverage Shares 3X Long NBIS Daily ETF, Leverage Shares 3X Long IONQ Daily ETF, Leverage Shares 3X Long NFLX Daily ETF, Leverage Shares 3X Long CRCL Daily ETF, Leverage Shares 3X Long CRWV Daily ETF, Leverage Shares 3X Long CIFR Daily ETF, Leverage Shares 3X Long LULU Daily ETF, and Leverage Shares 3X Long SBET Daily ETF) until February 27, 2026. Parts A and B of the Amendment are incorporated by reference herein. This amendment also incorporates by reference the information contained in Part C of Post-Effective Amendment No. 123 to the Registrant’s Registration Statement, which was filed on February 17, 2026.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the “Securities Act”) and the Investment Company Act of 1940, the Trust certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement on Form N-1A under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 127 to the Registrant’s Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Greenwich, State of Connecticut, on this 19th day of February, 2026.

THEMES ETF TRUST

By:	/s/ Jose C. Gonzalez
Jose C. Gonzalez
Trustee and President (Principal Executive Officer)

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities indicated on February 19, 2026.

Signature	Title

/s/ Jose C. Gonzalez	Trustee and President
Jose C. Gonzalez	(Principal Executive Officer)

/s/ Dobromir Kamburov	Treasurer
Dobromir Kamburov*	(Principal Financial Officer and Principal Accounting Officer)

/s/ Sanjay R. Bharwani	Trustee
Sanjay R. Bharwani*

/s/ Neil Fleming	Trustee
Neil Fleming*

/s/ Tracy N. Packwood	Trustee
Tracy N. Packwood*

*By:	/s/ Jose C. Gonzalez
Jose C. Gonzalez

Attorney-in-Fact pursuant to Powers of Attorney previously filed with Pre-Effective Amendment No. 2 to the Registrant’s registration statement on November 9, 2023